Segments and Nature of the Business (Service Revenues And Sales And After-Tax Earnings By Business Segment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Total service revenues and sales	$ 1,543,388	$ 1,456,282	$ 1,413,329
Net income	110,274	99,317	77,227
Total interest income	281	(29)	847
Total interest expense	3,645	8,186	15,035
Total income tax provision	69,852	63,437	46,602
Total identifiable assets	852,325	859,932	893,701
Total additions to long-lived assets	50,749	43,821	31,581
Depreciation and amortization	33,499	30,601	29,342
Operating Segments [Member]
Segment Reporting Information [Line Items]
Net income	141,919	128,260	105,387
Total interest income	11,165	9,042	7,134
Total interest expense	548	570	504
Total income tax provision	86,305	79,086	64,470
Total identifiable assets	778,909	797,438	759,995
Total additions to long-lived assets	49,754	43,475	31,421
Depreciation and amortization	32,907	30,023	28,807
Corporate Segment [Member]
Segment Reporting Information [Line Items]
Net income	(31,645)	(28,943)	(28,160)
Total interest income		10	56
Total interest expense	3,097	7,616	14,531
Total income tax provision	(16,453)	(15,649)	(17,868)
Total identifiable assets	73,416	62,494	133,706
Total additions to long-lived assets	995	346	160
Depreciation and amortization	592	578	535
Intercompany Eliminations [Member]
Segment Reporting Information [Line Items]
Total interest income	(10,884)	(9,081)	(6,343)
Segment VITAS [Member]
Segment Reporting Information [Line Items]
Total service revenues and sales	1,115,551	1,064,205	1,045,113
Net income	93,346	86,185	76,144
Total interest income	7,740	6,111	5,038
Total interest expense	200	207	182
Total income tax provision	56,675	53,278	46,910
Total identifiable assets	523,717	546,031	518,316
Total additions to long-lived assets	23,278	21,880	16,219
Depreciation and amortization	19,547	19,048	19,534
Segment Roto-Rooter [Member]
Segment Reporting Information [Line Items]
Total service revenues and sales	427,837	392,077	368,216
Net income	48,573	42,075	29,243
Total interest income	3,425	2,931	2,096
Total interest expense	348	363	322
Total income tax provision	29,630	25,808	17,560
Total identifiable assets	255,192	251,407	241,679
Total additions to long-lived assets	26,476	21,595	15,202
Depreciation and amortization	13,360	10,975	9,273
Routine Homecare [Member] | Segment VITAS [Member]
Segment Reporting Information [Line Items]
Total service revenues and sales	865,145	810,413	791,735
Continuous Care [Member] | Segment VITAS [Member]
Segment Reporting Information [Line Items]
Total service revenues and sales	150,802	152,206	155,409
General Inpatient [Member] | Segment VITAS [Member]
Segment Reporting Information [Line Items]
Total service revenues and sales	99,439	102,876	104,968
Medicare Cap [Member] | Segment VITAS [Member]
Segment Reporting Information [Line Items]
Total service revenues and sales	165	(1,290)	(6,999)
Sewer And Drain Cleaning [Member] | Segment Roto-Rooter [Member]
Segment Reporting Information [Line Items]
Total service revenues and sales	142,562	141,078	141,283
Plumbing Repair And Maintenance [Member] | Segment Roto-Rooter [Member]
Segment Reporting Information [Line Items]
Total service revenues and sales	188,065	174,993	168,942
Independent Contractors [Member] | Segment Roto-Rooter [Member]
Segment Reporting Information [Line Items]
Total service revenues and sales	37,966	36,496	33,030
Water And Restoration [Member] | Segment Roto-Rooter [Member]
Segment Reporting Information [Line Items]
Total service revenues and sales	38,163	18,480	3,042
Other Products And Services [Member] | Segment Roto-Rooter [Member]
Segment Reporting Information [Line Items]
Total service revenues and sales	$ 21,081	$ 21,030	$ 21,919
Sales Revenue [Member]
Segment Reporting Information [Line Items]
Concentration Risk, Percentage	90.00%	90.00%	90.00%
Sales Revenue [Member] | Segment VITAS [Member]
Segment Reporting Information [Line Items]
Concentration Risk, Percentage	72.00%	73.00%
Sales Revenue [Member] | Segment Roto-Rooter [Member]
Segment Reporting Information [Line Items]
Concentration Risk, Percentage	28.00%	27.00%
Sales Revenue [Member] | Medicare And Medicaid Reimbursement Programs [Member] | Segment VITAS [Member]
Segment Reporting Information [Line Items]
Concentration Risk, Percentage	90.00%